Borrowings - Schedule of Borrowings Principal Payments (Details) $ in Millions	Dec. 31, 2018 USD ($)
Disclosure of detailed information about borrowings [line items]
2019	$ 1,034.4
2021	134.1
2022	602.1
2023	351.4
2024	426.5
Thereafter	3,957.9
Principal	6,506.4
Holding company
Disclosure of detailed information about borrowings [line items]
2019	0.0
2021	0.0
2022	289.6
2023	326.5
2024	292.9
Thereafter	2,984.7
Principal	3,893.7
Insurance and reinsurance companies
Disclosure of detailed information about borrowings [line items]
2019	8.2
2021	0.3
2022	90.3
2023	0.3
2024	0.3
Thereafter	883.6
Principal	983.0
Non-insurance companies
Disclosure of detailed information about borrowings [line items]
2019	1,026.2
2021	133.8
2022	222.2
2023	24.6
2024	133.3
Thereafter	89.6
Principal	$ 1,629.7